PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS (Summary of Prepayments and Other Current Assets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY
PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS [Abstract]
Prepayments	$ 60		371		824
Deposits for future lottery ticket purchase	14,411	[1]	89,417	[1]	55,911	[1]
Receivables from third party payment service providers	2,854		17,705		12,416
Receivables from lottery administration centers for winnings	443		2,749		15,880
Interest receivables	1,038		6,441
Deposit for business acquisition	3,223	[2]	20,000	[2]		[2]
Deferred sponsorship and advertising expenses	1,664		10,324		1,757
Others	1,754		10,880		7,485
Prepayments and other current assets, Total	$ 25,447		157,887		94,273

[1]	Deposits for future lottery ticket purchase represent cash paid in advance by the Group to lottery administration centers for the purchase of lottery tickets.
[2]	Deposit for business acquisition represents cash paid in advance by the Group for a potential business acquisition. The deposit was subsequently returned to the Group in January 2015, as the deal was cancelled.